FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [line Items]
Direct Credits Classification into Groups and Allowance for each Types of Loans
The following is a summary of the direct credits classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

	2022				2021
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	66,885,472	6,848,298	–	73,733,770	69,831,342	8,987,668	–	78,819,010
Past due but not impaired	804,155	691,215	–	1,495,370	542,210	739,183	–	1,281,393
Impaired	–	–	6,439,760	6,439,760	–	–	6,906,547	6,906,547
Gross	67,689,627	7,539,513	6,439,760	81,668,900	70,373,552	9,726,851	6,906,547	87,006,950
Less: Provision for loan losses	503,651	489,381	2,260,569	3,253,601	554,018	636,875	2,206,979	3,397,872
Total, net	67,185,976	7,050,132	4,179,191	78,415,299	69,819,534	9,089,976	4,699,568	83,609,078

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,213,711	2,747,557	–	20,961,268	18,446,261	1,466,878	–	19,913,139
Past due but not impaired	426,722	459,525	–	886,247	255,928	291,247	–	547,175
Impaired	–	–	1,388,060	1,388,060	–	–	1,371,146	1,371,146
Gross	18,640,433	3,207,082	1,388,060	23,235,575	18,702,189	1,758,125	1,371,146	21,831,460
Less: Provision for loan losses	83,536	126,834	757,778	968,148	76,706	97,388	800,639	974,733
Total, net	18,556,897	3,080,248	630,282	22,267,427	18,625,483	1,660,737	570,507	20,856,727

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	13,128,339	6,452,839	–	19,581,178	10,616,608	8,349,028	–	18,965,636
Past due but not impaired	236,253	813,423	–	1,049,676	134,473	576,320	–	710,793
Impaired	–	–	1,741,439	1,741,439	–	–	1,906,172	1,906,172
Gross	13,364,592	7,266,262	1,741,439	22,372,293	10,751,081	8,925,348	1,906,172	21,582,601
Less: Provision for loan losses	315,837	540,906	1,113,145	1,969,888	434,049	625,252	1,148,629	2,207,930
Total, net	13,048,755	6,725,356	628,294	20,402,405	10,317,032	8,300,096	757,543	19,374,671

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	15,136,571	3,029,538	–	18,166,109	11,870,584	2,718,498	–	14,589,082
Past due but not impaired	205,944	442,066	–	648,010	104,821	202,577	–	307,398
Impaired	–	–	1,099,382	1,099,382	–	–	1,099,328	1,099,328
Gross	15,342,515	3,471,604	1,099,382	19,913,501	11,975,405	2,921,075	1,099,328	15,995,808
Less: Provision for loan losses	300,321	439,572	940,872	1,680,765	317,595	637,762	941,416	1,896,773
Total, net	15,042,194	3,032,032	158,510	18,232,736	11,657,810	2,283,313	157,912	14,099,035

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	115,037,167	21,484,461	10,668,641	147,190,269	111,802,227	23,331,399	11,283,193	146,416,819
Total credit losses, Note 7(a)	1,203,345	1,596,693	5,072,364	7,872,402	1,382,368	1,997,277	5,097,663	8,477,308
Total net direct loans	113,833,822	19,887,768	5,596,277	139,317,867	110,419,859	21,334,122	6,185,530	137,939,511

Renegotiated Loans and Expected Credit Loss
As of December 31, 2022, and 2021, renegotiated loans and their expected credit loss are composed as follows:

	2022		2021
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	67,619	702	60,420	1,097
Stage 2	23,157	1,698	44,861	10,617
Stage 3	1,999,383	863,751	1,681,057	936,994
Total	2,090,159	866,151	1,786,338	948,708

	2022		2021
	Renegotiated loans COVID	Allowance for loan losses	Renegotiated loans COVID	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	5,137,915	60,660	10,747,826	178,357
Stage 2	2,544,631	211,866	5,440,274	666,092
Stage 3	2,023,938	1,268,559	2,752,914	1,567,504
Total	9,706,484	1,541,085	18,941,014	2,411,953

Impaired Loans, Fair Value of Collateral and Allowance of Loan Losses
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2022					2021
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	6,439,760	1,388,060	1,741,439	1,099,382	10,668,641	6,906,547	1,371,146	1,906,172	1,099,328	11,283,193
Fair value of collateral	5,646,832	1,204,144	440,715	279,380	7,571,071	6,298,966	1,181,979	486,477	279,861	8,247,283
Provision for credit losses	2,260,569	757,778	1,113,145	940,872	5,072,364	2,206,979	800,639	1,148,628	941,416	5,097,662

Past Due under IFRS 7
The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of “past due” loans consistent with IFRS 7.

	2022						2021
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	132,442,147	–	–	178	132,442,325	178	132,273,846	–	–	13,021	132,286,867	13,021
Past due but not impaired	–	–	3,504,999	574,304	4,079,303	4,079,304	-	–	2,400,329	446,430	2,846,759	2,846,759
Impaired debt	–	4,461,962	827,340	5,379,339	10,668,641	6,206,680	–	5,357,744	822,461	5,102,988	11,283,193	5,925,449
Total	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269	10,286,161	132,273,846	5,357,744	3,222,790	5,562,439	146,416,819	8,785,229

Classification of Loans by Banking and Maturity

The classification of loans by type of loan and maturity is as follows:

	2022					2021
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	73,733,752	3,115,029	1,496,743	3,323,376	81,668,900	78,815,254	3,627,246	1,362,487	3,201,963	87,006,950
Residential mortgage loans	20,961,268	506,639	1,076,953	690,715	23,235,575	19,913,139	581,358	731,821	605,142	21,831,460
Microbusiness loans	19,581,019	365,265	950,477	1,475,532	22,372,293	18,956,460	524,064	683,183	1,418,894	21,582,601
Consumer loans	18,166,108	475,029	808,166	464,198	19,913,501	14,588,993	625,076	445,299	336,440	15,995,808
Total	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269	132,273,846	5,357,744	3,222,790	5,562,439	146,416,819

Carrying Amount of Allowances for Direct and Indirect Loans Losses and its Estimation
The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios: base, optimistic and pessimistic.

	2022	2021
	S/(000)	S/(000)

Carrying amount	8,530,986	9,071,011

Scenarios:
Optimistic	8,457,825	9,014,409
Base Case	8,517,295	9,078,873
Pessimistic	8,631,531	9,173,730

Risk Rating Analysis of Investments
The following table shows the analysis of the risk-rating of the investments at fair value through profit or loss, at fair value through other comprehensive income and amortized cost provided by the institutions referred to above:

	2022		2021
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	242,679	0.5	303,831	0.6
AA- a AA+	311,810	0.7	62,287	0.1
A- to A+ (i)	1,931,461	4.3	5,182	–
BBB- to BBB+	18,828,927	41.5	21,050,591	43.1
BB- to BB+	454,480	1.0	694,398	1.4
Lower and equal to +B	–	–	82,395	0.2
Unrated:
BCRP certificates of deposit (ii)	7,019,479	15.5	9,448,574	19.3
Listed and unlisted securities	344,842	0.8	384,243	0.8
Restricted mutual funds	351,317	0.8	365,954	0.7
Investment funds	628,476	1.4	295,480	0.6
Mutual funds	76,111	0.2	20,672	–
Hedge funds	–	–	24,275	–
Other instruments	237,174	0.5	39,035	0.1
Subtotal	30,426,756	67.2	32,776,917	66.9

	2022		2021
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	2,313,750	5.1	1,723,289	3.5
AA- a AA+	1,201,340	2.6	1,508,978	3.1
A- to A+	1,356,963	3.0	2,172,071	4.4
BBB- to BBB+	4,322,363	9.5	4,642,916	9.5
BB- to BB+	2,790,835	6.1	3,357,991	6.9
Lower and equal to +B	132,760	0.3	119,379	0.2
Unrated:
Listed and unlisted securities	34,182	0.1	84,428	0.2
Mutual funds	1,505,939	3.3	1,553,561	3.2
Participations of RAL funds	167,781	0.4	323,139	0.7
Investment funds	257,098	0.6	236,367	0.5
Hedge funds	280	–	152,541	0.3
Other instruments	921,177	1.8	300,963	0.6
Subtotal	15,004,468	32.8	16,175,623	33.1
Total	45,431,224	100.0	48,952,540	100.0

(i)	The increase in the balance is mainly due to the acquisition of new financial instruments rated A- to A+.

(ii)	The decrease in the balance is mainly due to the maturity of these instruments, see notes, 6(a)(vi) and 6(b)(iii).

Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2022 and 2021, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2022					2021
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	–	–	24,157,868	7,019,479	31,177,347	1,243,890	–	25,687,934	8,337,430	35,269,254
Financial services	3,866,108	312,993	15,503,612	4,311,513	23,994,226	3,722,668	284,119	18,726,408	5,659,672	28,392,867
Commerce	17,992	28	26,448,551	1,412,625	27,879,196	51,436	4,610	26,716,462	1,484,116	28,256,624
Manufacturing	139,321	35,435	23,541,034	1,697,174	25,412,964	180,666	193,091	22,713,289	2,236,216	25,323,262
Government and public administration	826,279	207	10,318,450	9,547,356	20,692,292	1,605,754	9,516	8,142,978	10,225,797	19,984,045
Mortgage loans	–	–	22,381,290	–	22,381,290	–	–	21,128,330	–	21,128,330
Consumer loans	–	–	18,740,588	–	18,740,588	–	–	14,717,230	–	14,717,230
Real estate and leasing	68,797	–	10,088,768	15,074	10,172,639	81,019	–	11,362,371	49,909	11,493,299
Communications, storage and transportation	55,499	270,906	6,495,988	1,096,852	7,919,245	93,649	401,789	7,282,709	1,154,948	8,933,095
Electricity, gas and water	180,772	107,161	4,884,840	3,250,100	8,422,873	299,189	11,947	4,472,766	3,648,154	8,432,056
Community services	–	–	6,500,918	–	6,500,918	–	–	7,584,239	–	7,584,239
Construction	12,899	–	3,633,858	384,521	4,031,278	23,109	850	3,882,922	557,059	4,463,940
Mining	6,323	–	3,883,227	149,861	4,039,411	108,609	846	4,535,519	223,810	4,868,784
Agriculture	485	–	4,867,488	20,942	4,888,915	6,113	–	4,613,294	31,633	4,651,040
Hotels and restaurants	–	–	2,736,252	–	2,736,252			2,805,317		2,805,317
Education, health and others	89,033	42,071	1,631,340	853,292	2,615,736	102,655	75,774	1,778,522	590,558	2,547,509
Insurance	1,363	–	2,036,187	4,542	2,042,092	14,057	–	2,185,490	832	2,200,379
Fishing	506	–	578,526	–	579,032	1,532	–	611,616	–	613,148
Others	412,683	–	2,531,987	1,022,830	3,967,500	55,820	4,540	3,987,272	558,309	4,605,941
Total	5,678,060	768,801	190,960,772	30,786,161	228,193,794	7,590,166	987,082	192,934,668	34,758,443	236,270,359

(*)	Includes non-trading investments that did not pass SPPI test.

Financial Assets Subject to Offsetting
Financial assets subject to offsetting, enforceable master netting agreements and similar agreements:

	2022
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,500,335	1,500,335	(285,850)	(145,945)	1,068,540
Cash collateral, reverse repurchase agreements and securities borrowing	1,101,856	1,101,856	–	(224,947)	876,909
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	3,540,528	3,540,528	(3,062,627)	–	477,901
Total	6,142,719	6,142,719	(3,348,477)	(370,892)	2,423,350

	2021
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,661,628	1,661,628	(237,575)	(70,621)	1,353,432
Cash collateral, reverse repurchase agreements and securities borrowing	1,766,948	1,766,948	–	(344,461)	1,422,487
Available-for-sale and held-to-maturity investments pledged as collateral	3,853,967	3,853,967	(1,883,323)	–	1,970,644
Total	7,282,543	7,282,543	(2,120,898)	(415,082)	4,746,563

Financial Liabilities Subject to Offsetting
Financial liabilities subject to offsetting, enforceable netting master agreements and similar agreements:

	2022
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,367,274	1,367,274	(285,850)	(184,378)	897,046
Payables on repurchase agreements and securites lending	12,966,725	12,966,725	(10,655,534)	(649,769)	1,661,422
Total	14,333,999	14,333,999	(10,941,384)	(834,147)	2,558,468

	2021
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,524,761	1,524,761	(237,575)	(428,672)	858,514
Payables on repurchase agreements and securites lending	22,013,866	22,013,866	(17,698,069)	(1,080,616)	3,235,181
Total	23,538,627	23,538,627	(17,935,644)	(1,509,288)	4,093,695

Schedule of VAR by Risk Type
As of December 31, 2022, and 2021, the Group’s VaR by risk type is as follows:

	2022	2021
	S/(000)	S/(000)

Interest rate risk	74,343	35,721
Price risk	5,219	4,637
Volatility risk	2,032	2,662
Diversification effect	(7,347)	(4,916)
Consolidated VaR by type of risk	74,247	38,104

Results of Sensitivity Analysis Regarding Changes in Interest Rates
The results of the sensitivity analysis regarding changes in interest rates as of December 31, 2022 and 2021 are presented below:

2022
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	40,037	-/+	209,066
Soles	+/-	75	+/-	60,056	-/+	313,598
Soles	+/-	100	+/-	80,075	-/+	418,131
Soles	+/-	150	+/-	120,112	-/+	627,197
U.S. Dollar	+/-	50	+/-	102,016	+/-	341,233
U.S. Dollar	+/-	75	+/-	153,023	+/-	511,849
U.S. Dollar	+/-	100	+/-	204,031	+/-	682,465
U.S. Dollar	+/-	150	+/-	306,047	+/-	1,023,698

2021
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	-/+	45,487	-/+	340,772
Soles	+/-	75	-/+	68,231	-/+	511,158
Soles	+/-	100	-/+	90,975	-/+	681,544
Soles	+/-	150	-/+	136,462	-/+	1,022,316
U.S. Dollar	+/-	50	+/-	115,376	+/-	413,488
U.S. Dollar	+/-	75	+/-	173,064	+/-	620,232
U.S. Dollar	+/-	100	+/-	230,752	+/-	826,976
U.S. Dollar	+/-	150	+/-	346,128	+/-	1,240,463

Information about Assets and Liabilities by Currencies
Transactions in foreign currency are made at free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2022 and 2021, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2022			2021
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	77,853,626	364,108	78,217,734	79,005,337	503,809	79,509,146
Total monetary liabilities	(79,016,765)	(217,568)	(79,234,333)	(81,716,408)	(415,951)	(82,132,359)
	(1,163,139)	146,540	(1,016,599)	(2,711,071)	87,858	(2,623,213)

Currency derivatives	353,166	(127,382)	225,784	2,142,654	(55,696)	2,086,958

Accounting hedge (investment abroad) (*)	872,750	–	872,750	912,337	–	912,337

Net monetary position with effect on consolidated statement of income	62,777	19,158	81,935	343,920	32,162	376,082

Net monetary position with effect on equity	785,030	1,872,697	2,657,727	1,021,603	1,864,335	2,885,938

Net monetary position	847,807	1,891,855	2,739,662	1,365,523	1,896,497	3,262,020

(*) An accounting hedge of net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding.

Sensitivity Analysis
Sensitivity analysis of the foreign exchange position with effect in the consolidated income statement is shown below:

Currency rate sensibility	Change in currency rates	2022	2021
	%	S/(000)	S/(000)

Depreciation -
Soles in relation to U.S. Dollar	5	2,989	16,377
Soles in relation to U.S. Dollar	10	5,707	31,265

Appreciation -
Soles in relation to U.S. Dollar	5	(3,304)	(18,101)
Soles in relation to U.S. Dollar	10	(6,975)	(38,213)

The following is the sensitivity analysis of the foreign exchange position with effect in other comprehensive income, being the main currencies of  exposure: U.S. Dollar, Boliviano,Colombian Peso and Chilean Peso. This analysis is shown as of December 31, 2022 and 2021:
Currency rate sensibility	Change in currency rates	2022	2021
	%	S/(000)	S/(000)

Depreciation -
Soles in relation to U.S. Dollar	5	37,382	48,648
Soles in relation to U.S. Dollar	10	71,366	92,873

Appreciation -
Soles in relation to U.S. Dollar	5	(41,317)	(53,769)
Soles in relation to U.S. Dollar	10	(87,226)	(113,511)

Currency rate sensibility	Change in currency rates	2022	2021
	%	S/(000)	S/(000)

Depreciation -
Soles in relation to Boliviano	5	45,462	44,220
Soles in relation to Boliviano	10	86,791	84,421

Appreciation -
Soles in relation to Boliviano	5	(50,247)	(48,875)
Soles in relation to Boliviano	10	(106,078)	(103,181)

Currency rate sensibility	Change in currency rates	2022	2021
	%	S/(000)	S/(000)

Depreciation -
Soles in relation to Colombian Peso	5	26,984	29,933
Soles in relation to Colombian Peso	10	51,515	57,145

Appreciation -
Soles in relation to Colombian Peso	5	(29,825)	(33,084)
Soles in relation to Colombian Peso	10	(62,963)	(69,844)

Currency rate sensibility	Change in currency rates	2022	2021
	%	S/(000)	S/(000)

Depreciation -
Soles in relation to Chilean Peso	5	16,571	14,494
Soles in relation to Chilean Peso	10	31,636	27,671

Appreciation -
Soles in relation to Chilean Peso	5	(18,316)	(16,020)
Soles in relation to Chilean Peso	10	(38,667)	(33,820)

Cash Flows Associated with Remaining Contractual Maturities
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2022						2021
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	52,536,473	29,896,708	56,269,244	81,866,805	45,786,353	266,355,583	53,974,020	29,392,887	57,407,776	87,518,411	52,533,115	280,826,209

Financial liabilities by type -
Deposits and obligations	37,822,104	13,802,039	25,833,124	64,047,112	8,546,334	150,050,713	39,925,283	14,114,645	21,880,217	66,895,318	8,562,256	151,377,719
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	4,359,993	2,368,114	6,525,912	7,913,422	10,387,277	31,554,718	2,905,794	2,425,239	10,284,733	12,265,794	9,383,273	37,264,833
Accounts payable to reinsurers	89,444	259,463	50,083	21,104	–	420,094	98,755	286,473	55,296	23,301	–	463,825
Financial liabilities designated at fair value through profit or loss	191,010	–	–	–	–	191,010	325,571	–	–	–	–	325,571
Bonds and notes issued	217,504	171,471	3,357,173	13,402,553	374,935	17,523,636	216,167	219,177	1,024,759	17,124,890	424,338	19,009,331
Lease liabilities	32,390	35,637	105,931	314,714	129,445	618,117	30,048	37,284	106,712	386,878	170,976	731,898
Other liabilities	3,951,313	220,760	253,965	7,783	1,676,819	6,110,640	3,458,357	264,424	206,805	44,905	1,383,704	5,358,195
Total liabilities	46,663,758	16,857,484	36,126,188	85,706,688	21,114,810	206,468,928	46,959,975	17,347,242	33,558,522	96,741,086	19,924,547	214,531,372

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	1,451,819	1,931,304	972,276	876,270	384,857	5,616,526	216,642	400,857	2,633,067	758,817	771,008	4,780,391
Contractual amounts payable (outflows)	1,454,360	1,932,240	977,394	840,215	334,500	5,538,709	209,197	401,809	2,574,730	717,419	646,397	4,549,552
Total liabilities	(2,541)	(936)	(5,118)	36,055	50,357	77,817	7,445	(952)	58,337	41,398	124,611	230,839

Analysis of Financial Instruments Measured at Fair Value by Level in Fair Value Hierarchy

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2022				2021
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		–	410,439	–	410,439	–	860,170	–	860,170
Interest rate swaps		–	467,140	–	467,140	–	367,906	–	367,906
Foreign currency forwards		–	500,348	–	500,348	–	344,780	–	344,780
Cross currency swaps		–	98,656	–	98,656	–	86,268	–	86,268
Foreign exchange options		–	1,349	–	1,349	–	2,485	–	2,485
Futures		–	794	–	794	–	19	–	19
	13(c)	–	1,478,726	–	1,478,726	–	1,661,628	–	1,661,628

Investments at fair value through profit of loss	6(a)	2,619,090	608,714	971,530	4,199,334	3,158,519	1,813,915	956,104	5,928,538
Financial assets at fair value through profit of loss	8	768,187	614	–	768,801	971,923	10,647	4,512	987,082

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		6,103,452	6,874,613	–	12,978,065	5,765,402	9,134,002	–	14,899,404
Government Bonds		7,917,699	768,441	–	8,686,140	8,631,470	784,703	–	9,416,173
Certificates of deposit BCRP		–	7,019,479	–	7,019,479	–	8,337,432	–	8,337,432
Negotiable certificates of deposit		–	607,218	–	607,218	–	642,218	–	642,218
Securitization instruments		–	673,836	–	673,836	–	730,115	–	730,115
Subordinated bonds		176,712	186,714	–	363,426	72,738	148,825	–	221,563
Other instruments		–	121,642	–	121,642	–	133,711	–	133,711
Equity instruments		159,240	160,738	16,377	336,355	175,676	184,712	17,439	377,827
	6(b)	14,357,103	16,412,681	16,377	30,786,161	14,645,286	20,095,718	17,439	34,758,443

Total financial assets		17,744,380	18,500,735	987,907	37,233,022	18,775,728	23,581,908	978,055	43,335,691

Financial liabilities
Derivatives financial instruments:
Currency swaps		–	749,420	–	749,420	–	795,845	–	795,845
Foreign currency forwards		–	288,857	–	288,857	–	387,371	–	387,371
Interest rate swaps		–	278,385	–	278,385	–	333,540	–	333,540
Cross currency swaps		–	24,385	–	24,385	–	4,342	–	4,342
Foreign exchange options		–	3,168	–	3,168	–	3,258	–	3,258
Futures		–	1,450	–	1,450	–	405	–	405
	13(c)	–	1,345,665	–	1,345,665	–	1,524,761	–	1,524,761
Financial liabilities at fair value through profit or loss		–	191,010	–	191,010	–	337,909	–	337,909
Total financial liabilities		–	1,536,675	–	1,536,675	–	1,862,670	–	1,862,670

Carrying Amounts and Fair Values of Financial Instruments which are not Measured at Fair Value
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2022					2021
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	34,183,840	–	34,183,840	34,183,840	–	39,320,740	–	39,320,740	39,320,740
Cash collateral, reverse repurchase agreements and securities borrowing	–	1,101,856	–	1,101,856	1,101,856	–	1,766,948	–	1,766,948	1,766,948
Investments at amortized cost	8,849,683	292,335	–	9,142,018	10,445,729	7,618,178	321,495	–	7,939,673	8,265,559
Loans, net	–	140,753,972	–	140,753,972	140,753,972	–	139,120,104	–	139,120,104	139,120,104
Premiums and other policies receivable	–	913,124	–	913,124	913,124	–	921,103	–	921,103	921,103
Accounts receivable from reinsurers and coinsurers	–	1,106,674	–	1,106,674	1,106,674	–	1,198,379	–	1,198,379	1,198,379
Due from customers on banker’s acceptances	–	699,678	–	699,678	699,678	–	532,404	–	532,404	532,404
Other assets	–	1,755,899	–	1,755,899	1,755,899	–	1,809,431	–	1,809,431	1,809,431
Total	8,849,683	180,807,378	–	189,657,061	190,960,772	7,618,178	184,990,604	–	192,608,782	192,934,668

Liabilities
Deposits and obligations	–	147,020,787	–	147,020,787	147,020,787	–	150,340,862	–	150,340,862	149,596,545
Payables on repurchase agreements and securities lending	–	12,966,725	–	12,966,725	12,966,725	–	22,013,866	–	22,013,866	22,013,866
Due to Banks and correspondents and other entities	–	9,012,529	–	9,012,529	8,937,411	–	8,910,930	–	8,910,930	7,212,946
Due from customers on banker’s acceptances	–	699,678	–	699,678	699,678	–	532,404	–	532,404	532,404
Payable to reinsurers and coinsurers	–	420,094	–	420,094	420,094	–	463,825	–	463,825	463,825
Lease liabilities	–	578,074	–	578,074	578,074	–	655,294	–	655,294	655,294
Bond and notes issued	–	16,610,504	–	16,610,504	17,007,194	–	17,344,990	–	17,344,990	17,823,146
Other liabilities	–	4,065,297	–	4,065,297	4,065,297	–	3,845,852	–	3,845,852	3,845,852
Total	–	191,373,688	–	191,373,688	191,695,260	–	204,108,023	–	204,108,023	202,143,878

Value of Net Assets under Administration of Balance Sheet
As of December 31, 2022 and 2021, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2022	2021

Investment funds and mutual funds	69,264	53,365
Equity managed	35,062	28,768
Pension funds	30,596	40,024
Bank trusts	4,269	5,395
Total	139,191	127,552

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2022 and 2021 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2022					2021
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	1,257,305	328	169,407,250	19,370,001	190,034,884	2,796,583	17,224	166,930,313	22,822,157	192,566,277
Bolivia	588,484	–	10,808,527	747,078	12,144,089	676,534	–	11,752,887	751,752	13,181,173
United States of America	839,762	450,160	1,799,795	7,332,491	10,422,208	812,625	398,914	6,353,068	7,169,005	14,733,612
Colombia	894,043	6,359	4,073,211	688,313	5,661,926	1,191,192	12,418	2,547,936	752,919	4,504,465
Chile	622,346	–	2,287,020	652,915	3,562,281	416,637	13,638	2,270,868	783,983	3,485,126
Brazil	3,091	–	1,123,155	194,138	1,320,384	19,723	4,512	928,768	171,501	1,124,504
Mexico	16,561	40,811	132,132	385,631	575,135	14,680	94,884	133,350	477,342	720,256
Panama	383	–	402,303	47,551	450,237	–	–	597,310	156,752	754,062
Canada	38,413	–	34,449	103,661	176,523	46,833	321	69,789	131,050	247,993
Europe:
Luxembourg	1,038,393	–	7,020	–	1,045,413	1,121,779	–	7,020	2,236	1,131,035
France	163,577	7,584	28,841	152,041	352,043	256,661	189,157	16,430	237,597	699,845
United Kingdom	93,717	1,978	16,017	193,810	305,522	72,606	14,631	127,018	158,359	372,614
Others in Europe	80,611	10,126	51,758	136,207	278,702	92,442	20,529	270,678	187,004	570,653
Spain	–	–	88,723	28,840	117,563	4,110	–	42,574	41,884	88,568
Switzerland	4	–	175	82,129	82,308	956	372	18,936	110,284	130,548
Netherlands	–	–	31,483	39,038	70,521	907	1,036	27,095	63,135	92,173
Multilateral Organizations (**)	–	–	34,423	80,060	114,483	–	–	–	81,435	81,435
Others	41,370	251,455	634,490	552,257	1,479,572	65,898	219,446	840,628	660,048	1,786,020
Total	5,678,060	768,801	190,960,772	30,786,161	228,193,794	7,590,166	987,082	192,934,668	34,758,443	236,270,359

(*)	Includes non-trading investments that did not pass SPPI test.
(**)	Comprising instruments issued by Banco de Desarrollo de America Latina (formerly CAF) and by Banco Interamericano de Desarrollo (BID).

Market Price Change Risk [Member]
Disclosure of financial risk management [line Items]
Results of Sensitivity Analysis Regarding Changes in Interest Rates
The market price sensitivity tests as of December 31, 2021 and 2020 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2022	2021
	%	S/(000)	S/(000)

Equity securities	+/-10	32,649	37,783
Equity securities	+/-25	81,621	94,457
Equity securities	+/-30	97,946	113,348

Funds
Measured at fair value through profit or loss	Change in market prices	2022	2021
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	158,478	157,130
Participation in mutual funds	+/-25	396,195	392,825
Participation in mutual funds	+/-30	475,434	471,390
Restricted mutual funds	+/-10	35,132	36,595
Restricted mutual funds	+/-25	87,829	91,489
Restricted mutual funds	+/-30	105,395	109,786
Participation in RAL funds	+/-10	16,778	32,314
Participation in RAL funds	+/-25	41,945	80,785
Participation in RAL funds	+/-30	50,334	96,942
Investment funds	+/-10	91,062	49,837
Investment funds	+/-25	227,654	124,591
Investment funds	+/-30	273,185	149,510
Hedge funds	+/-10	28	17,682
Hedge funds	+/-25	70	44,204
Hedge funds	+/-30	84	53,045
Exchange Trade Funds	+/-10	2,504	10,531
Exchange Trade Funds	+/-25	6,261	26,326
Exchange Trade Funds	+/-30	7,513	31,592

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2022
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	15,413,219	1,339,844	2,635,747	8,875,620	184,437	6,836,829	35,285,696
Investments	6,172,000	2,549,230	3,090,034	10,798,265	18,285,331	337,030	41,231,890
Loans, net	18,513,077	20,548,048	38,917,974	46,932,699	15,367,868	474,306	140,753,972
Financial assets designated at fair value through profit or loss	–	–	–	–	–	768,801	768,801
Premiums and other policies receivable	874,575	24,364	9,056	5,129	–	–	913,124
Accounts receivable from reinsurers and coinsurers	1,056	283,959	816,834	3,576	1,249	–	1,106,674
Other assets (*)	74,712	–	–	–	–	2,531,629	2,606,341
Total assets	41,048,639	24,745,445	45,469,645	66,615,289	33,838,885	10,948,595	222,666,498

Liabilities
Deposits and obligations	36,293,889	13,244,363	24,789,328	61,459,266	8,201,016	3,032,925	147,020,787
Payables from repurchase agreements and securities lending	2,919,374	2,193,016	5,582,701	7,368,172	3,160,922	679,951	21,904,136
Accounts payable to reinsurers and coinsurers	89,444	259,463	50,083	21,104	–	–	420,094
Technical reserves for claims and insurance premiums	307,871	830,562	1,384,568	3,203,832	5,923,438	340,688	11,990,959
Financial liabilities at fair value through profit or loss	–	–	–	–	–	191,010	191,010
Bonds and Notes issued	48,301	73,546	3,186,038	13,330,687	357,352	11,270	17,007,194
Other liabilities (*)	552,438	74,149	2,916	–	–	4,160,258	4,789,761
Equity	–	–	–	–	–	29,579,709	29,579,709
Total liabilities and equity	40,211,317	16,675,099	34,995,634	85,383,061	17,642,728	37,995,811	232,903,650

Risks and contingent commitments
Derivative financial assets	171,485	830,415	450,835	931,208	–	–	2,383,943
Derivative financial liabilities	149,938	46,232	165,610	1,844,839	95,350	–	2,301,969
	21,547	784,183	285,225	(913,631)	(95,350)	–	81,974
Marginal gap	858,869	8,854,529	10,759,236	(19,681,403)	16,100,807	(27,054,216)	(10,155,178)
Accumulated gap	858,869	9,713,398	20,472,634	791,231	16,892,038	(10,155,178)	–

(*) Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2021
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	21,200,113	835,072	2,164,640	8,430,195	180,678	8,276,990	41,087,688
Investment	7,712,405	1,134,280	3,825,114	11,313,394	18,660,101	378,708	43,024,002
Loans, net	16,062,211	18,690,355	38,761,519	48,659,533	17,619,885	(673,399)	139,120,104
Financial assets designated at fair value through profit or loss	–	–	–	–	–	974,664	974,664
Premiums and other policies receivable	882,182	24,565	9,162	5,194	–	–	921,103
Accounts receivable from reinsurers and coinsurers	1,138	315,184	876,680	3,985	1,392	–	1,198,379
Other assets (*)	299,648	49,697	171,495	–	62,519	1,832,448	2,415,807
Total assets	46,157,697	21,049,153	45,808,610	68,412,301	36,524,575	10,789,411	228,741,747

Liabilities
Deposits and obligations	38,932,350	13,763,617	21,336,061	65,231,646	8,349,313	2,727,875	150,340,862
Payables from repurchase agreements and securities lending	2,414,504	2,423,081	9,915,571	11,713,052	2,724,155	36,449	29,226,812
Accounts payable to reinsurers and coinsurers	98,755	286,473	55,296	23,301	–	–	463,825
Technical reserves for claims and insurance premiums	312,617	873,375	1,468,165	3,387,967	6,151,093	341,294	12,534,511
Financial liabilities at fair value through profit or loss	–	–	–	–	–	325,571	325,571
Bonds and Notes issued	70	122,746	553,109	15,935,158	399,728	68,018	17,078,829
Other liabilities (*)	135,776	23,896	2,735	57,390	–	4,163,736	4,383,533
Equity	–	–	–	–	–	27,037,439	27,037,439
Total liabilities and equity	41,894,072	17,493,188	33,330,937	96,348,514	17,624,289	34,700,382	241,391,382

Risks and contingent commitments
Derivative financial assets	221,370	700,009	167,250	486,430	–	–	1,575,059
Derivative financial liabilities	43,164	222,228	223,146	1,001,554	–	–	1,490,092
	178,206	477,781	(55,896)	(515,124)	–	–	84,967
Marginal gap	4,441,831	4,033,746	12,421,777	(28,451,337)	18,900,286	(23,910,971)	(12,564,668)
Accumulated gap	4,441,831	8,475,577	20,897,354	(7,553,983)	11,346,303	(12,564,668)	–

(*) Other assets and other liabilities only include financial accounts.